PRUDENTIAL SERIES FUND

SP International Growth Portfolio

Supplement dated July 26, 2013 to the

Prospectus of Prudential Series Fund, dated May 1, 2013 as amended June 28, 2013

This supplement should be read in conjunction with your Prudential Series Fund (“PSF”) prospectus, and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses.

PSF SP International Growth Portfolio: Revision to Portfolio Fees and Expenses.

The PSF Prospectus for the PSF SP International Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the PSF Prospectus relating to the PSF SP International Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fee	0.85%	0.85%
+ Distribution and/or Service Fees (12b-1 fees)	None	0.25%
+ Administration Fees	None	0.15%
+ Other Expenses	0.34%	0.34%
+ Acquired Fund (Portfolio) Fees and Expenses	--------	--------
= Total Annual Portfolio Operating Expenses	1.19%	1.59%
- Fee Waiver and/or Expense Reimbursement[1]	- 0.01%	- 0.01%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%	1.58%

[1]Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.01% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the PSF Prospectus relating to the PSF SP International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
SP International Growth Class I Shares	$120	$377	$653	$1,442
SP International Growth Class II Shares	$161	$501	$865	$1,888